Leases (Details Narrative) - USD ($)		3 Months Ended
	Feb. 14, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 19, 2019	Sep. 16, 2019	Dec. 31, 2018
Right of use assets		$ 37,000	$ 3,519,000
Operating lease liabilities			$ 3,520,000
Operating lease expiry date		Aug. 31, 2020
Nexway AG [Member]
Right of use assets		$ 0		$ 3,600,000	$ 3,600,000
Operating lease liabilities		$ 0		$ 3,600,000	$ 3,600,000
March 1, 2019 Until August 31, 2020 [Member]
Annual rent	$ 89,437
August 31, 2021 [Member]
Annual rent	94,884
August 31, 2022 [Member]
Annual rent	$ 97,730